SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($) $ in Thousands	Jul. 19, 2024	Jul. 15, 2024	Jul. 12, 2024
Subsequent Event [Line Items]
Reverse stock split description	approval of a reverse share split of the Company’s issued and outstanding Ordinary Shares by a ratio of up to 7:1
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share grant expense	$ 105
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Compensation per month	$ 22
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of units granted	9,000,000
Value of units granted	$ 300
Vesting period	36 months
Non-Executive Director One [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of units granted	1,050,000
Value of units granted	$ 35
Vesting period	36 months
Non-Executive Director One [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Number of units granted	35,000
Non-Executive Director Two [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of units granted	1,050,000
Value of units granted	$ 35
Vesting period	36 months
Non-Executive Director Two [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Number of units granted	35,000
Non-Executive Director Three [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of units granted	1,050,000
Value of units granted	$ 35
Vesting period	36 months
Non-Executive Director Three [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Number of units granted	35,000
American Depository Shares [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Number of units granted	300,000
2024 Share Incentive Plan [Member] | American Depository Shares [Member]
Subsequent Event [Line Items]
Number of units granted		1,855,000	2,200,000
2024 Share Incentive Plan [Member] | American Depository Shares [Member] | Vest Quarterly Over Twelve Quarters [Member]
Subsequent Event [Line Items]
Number of shares vested		1,755,000
2024 Share Incentive Plan [Member] | American Depository Shares [Member] | Vest Quarterly Over Subsequent Eight Quarters [Member]
Subsequent Event [Line Items]
Number of shares vested		100,000
2024 Share Incentive Plan [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of units granted		55,650,000	66,000,000